ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total current assets	$ 36,648	$ 58,635
Total assets	96,035	115,078
Total current liabilities	104,956	113,828
Total liabilities	104,969	116,436
AirNet's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	29,093	55,850
Total non-current assets	53,744	56,292
Total assets	82,837	112,142
Total current liabilities	350,652	107,221
Total non-current liabilities	13	2,608
Total liabilities	$ 350,665	$ 109,829